Debt - CARES Act (Details) - USD ($) $ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 24, 2020	Mar. 31, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Debt
Amount received					$ 955
Gain on extinguishment of debt			$ (2,061)	$ (2,061)	$ (7,715)
Employee retention credit		$ 300		$ 500
PPP loan
Debt
Amount received	$ 1,000
Discount rate (as a percent)	1.00%
Gain on extinguishment of debt		$ 1,000